INCOME TAX AND SOCIAL CONTRIBUTION- Deferred income tax and social contribution by subsidiaries (Details) - BRL (R$) R$ in Thousands	Mar. 31, 2022	Dec. 31, 2021
Temporary difference unused tax losses and unused tax credits
Deferred tax assets	R$ 9,310,796	R$ 8,948,546
Deferred tax liabilities	(15,074,216)	(14,692,296)
Net asset (liability)	(5,763,418)
Eletronorte.
Temporary difference unused tax losses and unused tax credits
Deferred tax assets	1,583,813	1,374,181
Deferred tax liabilities	(3,227,639)	(3,233,593)
Net asset (liability)	(1,643,826)	(1,859,412)
CGT Eletrosul
Temporary difference unused tax losses and unused tax credits
Deferred tax assets	2,907,091	2,946,137
Deferred tax liabilities	(1,487,262)	(1,445,150)
Net asset (liability)	1,419,829	1,500,987
Chesf
Temporary difference unused tax losses and unused tax credits
Deferred tax assets	1,796,939	1,754,433
Deferred tax liabilities	(2,550,820)	(2,424,625)
Net asset (liability)	(753,881)	(670,192)
Total
Temporary difference unused tax losses and unused tax credits
Deferred tax assets	2,907,091	2,946,137
Deferred tax liabilities	(1,487,262)	(1,445,150)
Net asset (liability)	1,419,829	1,500,987
Eletrobras
Temporary difference unused tax losses and unused tax credits
Deferred tax liabilities	(589,572)	(569,816)
Net asset (liability)	(589,572)	(569,816)
Furnas
Temporary difference unused tax losses and unused tax credits
Deferred tax assets	2,413,026	2,324,090
Deferred tax liabilities	(6,595,788)	(6,459,602)
Net asset (liability)	(4,182,762)	(4,135,512)
Eletropars
Temporary difference unused tax losses and unused tax credits
Deferred tax liabilities	(13,208)	(9,805)
Net asset (liability)	(13,207)	(9,805)
Eletronuclear
Temporary difference unused tax losses and unused tax credits
Deferred tax assets	609,927	549,705
Deferred tax liabilities	(609,927)	(549,705)
Subtotal
Temporary difference unused tax losses and unused tax credits
Deferred tax assets	6,403,705	6,002,409
Deferred tax liabilities	(13,586,954)	(13,247,146)
Net asset (liability)	R$ (7,183,249)	R$ (7,244,737)